Cash and Cash Equivalents (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	$ 10,625	$ 2,828	$ 3,001	$ 10,312
USD [Member]
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	7,591	2,220
NIS [Member]
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	2,943	354
Other currencies [Member]
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	$ 91	$ 254